Accounts Receivable, Net - Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Receivables [Abstract]
Accounts receivable - billed	$ 587,928	$ 573,090
Accounts receivable - unbilled	110,626	130,697
Less - allowances	(20,335)	(16,564)
Accounts receivable, net	$ 678,219	$ 687,223